Note 2 - Acquisitions of Businesses (Details) - Pro Forma Revenue and Earnings (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pro Forma Revenue and Earnings [Abstract]
Revenue	$ 1,405.9	$ 731.8
Earnings	$ 46.4	$ (229.5)